UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3275

Smith Barney Investment Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: September 30
Date of reporting period: December 31, 2005

ITEM 1.                SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT FUNDS INC.

SMITH BARNEY SMALL CAP GROWTH FUND

FORM N-Q
DECEMBER 31, 2005

Smith Barney Small Cap Growth Fund

Schedule of Investments (unaudited)
December 31, 2005

Shares	Security	Value

COMMON STOCKS — 96.0%
CONSUMER DISCRETIONARY — 16.7%
Auto Components — 0.1%
17,200	Directed Electronics Inc. *	$246,820

Diversified Consumer Services — 1.1%
77,700	Steiner Leisure Ltd. *	2,763,012

Hotels, Restaurants & Leisure — 5.4%
55,000	Gaylord Entertainment Co. *	2,397,450
57,700	Red Robin Gourmet Burgers Inc. *	2,940,392
72,500	Shuffle Master Inc. *	1,822,650
47,600	Station Casinos Inc.	3,227,280
118,800	Texas Roadhouse Inc. *	1,847,340
65,000	WMS Industries Inc. *	1,630,850

	Total Hotels, Restaurants & Leisure	13,865,962

Household Durables — 1.4%
121,200	Jarden Corp. *	3,654,180

Internet & Catalog Retail — 0.6%
108,100	GSI Commerce Inc. *	1,631,229

Media — 1.6%
27,900	Getty Images Inc. *	2,490,633
62,400	Netfllix Inc. *	1,688,544

	Total Media	4,179,177

Specialty Retail — 6.5%
133,200	Bebe Stores Inc.	1,868,796
94,800	Chico's FAS Inc. *	4,164,564
89,800	Dick's Sporting Goods Inc. *	2,984,952
34,600	Guitar Center Inc. *	1,730,346
72,000	Hibbett Sporting Goods Inc. *	2,050,560
62,400	Jos. A. Bank Clothiers Inc. *	2,708,784
38,800	Volcom Inc. *	1,319,588

	Total Specialty Retail	16,827,590

	TOTAL CONSUMER DISCRETIONARY	43,167,970

ENERGY — 7.5%
Energy Equipment & Services — 4.8%
60,400	Basic Energy Services Inc. *	1,204,980
39,150	Bronco Drilling Co. Inc. *	900,842
79,600	Cal Dive International Inc. *	2,856,844
72,100	FMC Technologies Inc. *	3,094,532
125,000	Hanover Compressor Co. *	1,763,750
71,700	Rowan Cos. Inc.	2,555,388

	Total Energy Equipment & Services	12,376,336

Oil, Gas & Consumable Fuels — 2.7%
56,900	Alon USA Energy Inc. *	1,118,085
8,000	Bill Barrett Corp. *	308,880
49,100	Comstock Resources Inc. *	1,498,041
18,000	International Coal Group Inc. *	171,000
47,800	Ultra Petroleum Corp. *	2,667,240
33,700	Whiting Petroleum Corp. *	1,348,000

	Total Oil, Gas & Consumable Fuels	7,111,246

	TOTAL ENERGY	19,487,582

EXCHANGE TRADED — 3.1%
16,600	Biotech HOLDRs	3,329,794
27,900	iShares Nasdaq Biotechnology Index Fund *	2,154,996
36,700	iShares Russell 2000 Growth Index Fund	2,556,522

	TOTAL EXCHANGE TRADED	8,041,312

See Notes to Schedule of Investments.

1

Smith Barney Small Cap Growth Fund

Schedule of Investments (unaudited) (continued)
December 31, 2005

Shares	Security	Value

FINANCIALS — 7.1%
Capital Markets — 1.5%
47,200	Affiliated Managers Group Inc. *	$3,787,800

Commercial Banks — 2.4%
55,700	East-West Bancorp Inc.	2,032,493
18,500	Preferred Bank	823,250
35,600	Westamerica Bancorporation	1,889,292
24,600	Wintrust Financial Corp.	1,350,540

	Total Commercial Banks	6,095,575

Insurance — 1.6%
140,000	Amerisafe Inc. *	1,411,200
27,800	Everest Re Group Ltd.	2,789,730

	Total Insurance	4,200,930

Real Estate — 0.8%
26,800	Alexandria Real Estate Equities Inc.	2,157,400

Thrifts & Mortgage Finance — 0.8%
76,600	BankUnited Financial Corp., Class A Shares	2,035,262

	TOTAL FINANCIALS	18,276,967

HEALTH CARE — 18.3%
Biotechnology — 2.9%
72,200	CV Therapeutics Inc. *	1,785,506
115,000	NPS Pharmaceuticals Inc. *	1,361,600
75,200	Protein Design Labs Inc. *	2,137,184
80,600	Vertex Pharmaceuticals Inc. *	2,230,202

	Total Biotechnology	7,514,492

Health Care Equipment & Supplies — 5.5%
104,200	Dade Behring Holdings Inc.	4,260,738
43,500	Gen-Probe Inc. *	2,122,365
85,300	Kyphon Inc. *	3,482,799
64,800	ResMed Inc. *	2,482,488
42,900	Ventana Medical Systems Inc. *	1,816,815

	Total Health Care Equipment & Supplies	14,165,205

Health Care Providers & Services — 9.5%
64,200	Amedisys Inc. *	2,711,808
139,100	Eclipsys Corp. *	2,633,163
57,800	LifePoint Hospitals Inc. *	2,167,500
72,800	Matria Healthcare Inc. *	2,821,728
60,700	Psychiatric Solutions Inc. *	3,565,518
66,600	Sierra Health Services Inc. *	5,325,336
62,850	United Surgical Partners International Inc. *	2,020,627
121,300	VCA Antech Inc. *	3,420,660

	Total Health Care Providers & Services	24,666,340

Pharmaceuticals — 0.4%
65,000	Salix Pharmaceuticals Ltd. *	1,142,700

	TOTAL HEALTH CARE	47,488,737

INDUSTRIALS — 10.9%
Aerospace & Defense — 0.6%
75,000	BE Aerospace Inc *	1,650,000

Airlines — 0.7%
77,900	Continental Airlines Inc., Class B Shares *	1,659,270

Commercial Services & Supplies — 4.0%
40,700	Corporate Executive Board Co.	3,650,790
86,200	Labor Ready Inc. *	1,794,684

See Notes to Schedule of Investments.

2

Smith Barney Small Cap Growth Fund

Schedule of Investments (unaudited) (continued)
December 31, 2005

Shares	Security	Value

Commercial Services & Supplies — 4.0% (continued)
103,000	Mobile Mini Inc. *	$4,882,200

	Total Commercial Services & Supplies	10,327,674

Machinery — 3.2%
51,500	A.S.V. Inc. *	1,286,470
55,200	Actuant Corp., Class A Shares	3,080,160
99,575	Joy Global Inc.	3,983,000

	Total Machinery	8,349,630

Road & Rail — 1.2%
74,700	Landstar System Inc.	3,117,978

Trading Companies & Distributors — 1.2%
75,000	MSC Industrial Direct Co. Inc., Class A Shares	3,016,500

	TOTAL INDUSTRIALS	28,121,052

INFORMATION TECHNOLOGY — 29.6%
Communications Equipment — 0.9%
177,500	Foundry Networks Inc. *	2,451,275

Computers & Peripherals — 1.8%
103,000	Emulex Corp. *	2,038,370
46,900	Hutchinson Technology, Inc. *	1,334,305
38,200	M-Systems Flash Disk Pioneers Ltd. *	1,265,184

	Total Computers & Peripherals	4,637,859

Electronic Equipment & Instruments — 1.1%
43,550	Benchmark Electronics Inc. *	1,464,587
36,500	Trimble Navigation Ltd. *	1,295,385

	Total Electronic Equipment & Instruments	2,759,972

Internet Software & Services — 5.8%
96,300	Akamai Technologies Inc. *	1,919,259
101,600	aQuantive Inc. *	2,564,384
177,700	CNET Networks Inc. *	2,610,413
63,400	Equinix, Inc. *	2,584,184
46,900	j2 Global Communications Inc. *	2,004,506
68,400	Openwave Systems Inc. *	1,194,948
121,500	ValueClick Inc. *	2,200,365

	Total Internet Software & Services	15,078,059

IT Services — 2.3%
22,700	CACI International, Inc., Class A Shares *	1,302,526
336,200	MPS Group Inc. *	4,595,854

	Total IT Services	5,898,380

Semiconductors & Semiconductor Equipment — 8.8%
204,100	Amkor Technology Inc. *	1,142,960
261,700	Bookham Inc. *	1,496,924
130,600	Cypress Semiconductor Corp. *	1,861,050
98,250	Diodes, Inc. *	3,050,662
113,200	Entegris Inc. *	1,066,344
56,100	FormFactor Inc. *	1,370,523
206,300	Mattson Technology Inc. *	2,075,378
105,000	MEMC Electronic Materials Inc. *	2,327,850
118,400	Micrel Inc. *	1,373,440
104,000	Microsemi Corp. *	2,876,640
238,000	Microtune Inc. *	992,460
207,200	MIPS Technologies Inc. *	1,176,896
347,300	ON Semiconductor Corp. *	1,920,569

	Total Semiconductors & Semiconductor Equipment	22,731,696

Software — 8.9%
97,600	Blackbaud Inc.	1,667,008
71,400	Hyperion Solutions Corp. *	2,557,548

See Notes to Schedule of Investments.

3

Smith Barney Small Cap Growth Fund

Schedule of Investments (unaudited) (continued)
December 31, 2005

Shares	Security	Value

Software — 8.9% (continued)
220,300	Informatica Corp. *	$2,643,600
113,900	JDA Software Group Inc. *	1,937,439
54,700	Kronos Inc. *	2,289,742
52,800	MICROS Systems Inc. *	2,551,296
90,300	Quest Software Inc. *	1,317,477
102,100	Take-Two Interactive Software Inc. *	1,807,170
245,000	TIBCO Software Inc. *	1,830,150
106,800	Ultimate Software Group Inc. *	2,036,676
119,500	Witness Systems Inc. *	2,350,565

	Total Software	22,988,671

	TOTAL INFORMATION TECHNOLOGY	76,545,912

MATERIALS — 1.8%
Metals & Mining — 1.8%
22,300	Cleveland-Cliffs Inc.	1,975,111
108,100	Compass Minerals International Inc.	2,652,774

	TOTAL MATERIALS	4,627,885

TELECOMMUNICATION SERVICES — 1.0%
Wireless Telecommunication Services — 1.0%
265,100	UbiquiTel Inc. *	2,621,839

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $175,926,270)	248,379,256

Face
Amount

SHORT-TERM INVESTMENT — 4.1%
Repurchase Agreement — 4.1%
$10,754,000	Interest in $972,036,000 joint tri-party repurchase agreement dated 12/30/05
	with Goldman, Sachs & Co., 4.270% due 1/3/06; Proceeds at maturity -
	$10,759,102; 2.375% to 3.875% due 1/15/08 to 4/15/32;
	Market value - $11,403,578) (Cost — $10,754,000)	10,754,000

	TOTAL INVESTMENTS — 100.1% (Cost — $186,680,270#)	259,133,256
	Liabilities in Excess of Other Assets — (0.1)%	(374,334)

	TOTAL NET ASSETS — 100.0%	$258,758,922

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
HOLDRs – Holding Company Depositary Receipts

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Small Cap Growth Fund (the “Fund”) is a separate diversified series of Smith Barney Investment Funds Inc. (the "Company"). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$75,515,800
Gross unrealized depreciation	(3,062,814)

Net unrealized appreciation	$72,452,986

5

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Funds Inc.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	March 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	March 1, 2006

By	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date:	March 1, 2006